Group Variable Annuity Contracts

Separate Account Eleven

Cornerstone

Hartford Life Insurance Company

File No. 333-72042

Supplement Dated August 14, 2007 to the Prospectus Dated May 1, 2007

Supplement Dated August 14, 2007 to your Prospectus

Goldman Sachs Mid Cap Value Fund Sub-Account - Closing

The Goldman Sachs Mid Cap Value Fund Sub-Account will be closed to Contracts issued after September 24, 2007.

This supplement should be retained with the prospectus for future reference.